Diedre J. Gray
Associate
Direct: 314-259-2096
diedre.gray@bryancave.com

October 26, 2004

VIA HAND DELIVERY AND EDGAR

Securities and Exchange Commission
450 Fifth Street NW
Washington, D.C. 20549
Attn: Mr. Pradip Bhaumik

Re:	Build-A-Bear Workshop, Inc.
Registration Statement on Form S-1 (Commission File No. 333-118142)

(the “Registration Statement”); Amendment No. 7

Dear Mr. Bhaumik:

On behalf of Build-A-Bear Workshop, Inc., a Delaware corporation (the “Company”), enclosed please find five (5) clean and five (5) marked copies of the Company’s Amendment No. 7 to the Registration Statement, which was filed with the Commission earlier today.

If you should have any questions regarding any of the enclosed documents, please do not hesitate to call.

Very truly yours,

/s/ Diedre J. Gray

Enclosures

cc:	Tina Klocke
R. Randall Wang, Esq.
James H. Erlinger III, Esq.
John G. Shively, Esq.
Nicole R. Willis, Esq.
Scott A. Graziano, Esq.